INCOME TAXES (Reconciliation of the Theoretical and Actual Tax Expense) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Net income before taxes	$ 63,426	$ 60,095	$ 11,382
Statutory tax expenses	8,100	7,674	1,821
Effect of non-benefited income New Technological or Approved or Preferred Enterprises statuses in Israel	172	181	136
Permanent differences, including difference between the basis of measurement of income reported for tax purposes and the basis of measurement of income for financial reporting purposes - net	578	1,451	588
Different tax rates of deferred taxes		(226)	(104)
Effect of foreign operations taxed at various rates	2,034	1,888	(657)
Foreign Derived Intangible Income benefit	(1,534)
Tax credits	30	(1,650)
Adjustments for previous years tax	(369)	4,174	(135)
Other	40	144	89	[1]
Total reconciling items	951	5,962	(83)
Income tax expenses (benefit)	$ 9,051	$ 13,636	$ 1,738

[1]	Reclassified